SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

T (203) 708-2300

May 4, 2017

VIA EDGARLINK

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Variable Insurance Series Funds, Inc.
File Nos. 002-91369, 811-04041

Ladies and Gentlemen:

On behalf of the State Street Variable Insurance Series Funds, Inc. (the “Company”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the definitive form of Prospectuses and statement of additional information (“SAI”), each dated May 1, 2017, being used in connection with the offering of shares of beneficial interests in the Company and otherwise required to be filed under paragraph (c) of Rule 497, do not differ from the form of Prospectuses or SAI contained in Post-Effective Amendment No. 63 for the Company filed with the Securities and Exchange Commission on April 28, 2017 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (617) 662-4026.

Sincerely,

/s/ Jesse Hallee
Jesse Hallee
Secretary